Basis of presentation - Going concern - Credit Facility (Details) - Madryn term loan	Jul. 14, 2022 USD ($)
Debt Instruments
Secured credit facility, maximum borrowing capacity	$ 75,000,000
Proceeds from term loan	55,000,000
Additional draw amount permitted	$ 20,000,000